Cover	12 Months Ended
Jul. 31, 2021 shares
Cover [Abstract]
Entity Registrant Name	QUARTZ MOUNTAIN RESOURCES LTD.
Entity Central Index Key	0000811522
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--07-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jul. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding	31,205,049
Document Annual Report	true
Document Transition Report	false
Entity File Number	0-15490
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	14th Floor
Entity Address Address Line 2	1040 West Georgia Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Country	CA
Entity Interactive Data Current	No
Document Shell Company Report	false
Document Registration Statement	false